Intangible Assets, Net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization	¥ 4,064,546	$ 572,480	¥ 3,057,116
Foreign currency translation adjustment	(4,064,546)	(572,480)	(2,918,669)
Intangible assets, net			138,447
Customer contracts
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, gross	68,720,605	9,679,095	67,574,728
Less: Accumulated amortization	(64,656,059)	(9,106,615)	(64,656,059)
Software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, gross	3,504,421	493,587	3,504,421
Less: Accumulated amortization	¥ (3,504,421)	$ (493,587)	¥ (3,365,974)